united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 3/31

Date of reporting period: 3/31/2024

Item 1. Reports to Stockholders.

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

USA Mutuals Vice Fund

Institutional Class (VICVX)

Investor Class (VICEX)

Class A (VICAX)

Class C (VICCX)

USA Mutuals All Seasons Fund

Institutional Class (UNAVX)

Annual Report

March 31, 2024

USA Mutuals Advisors, Inc.

Plaza of the Americas

700 North Pearl Street, Suite 900

Dallas, Texas 75201

Phone: 1-866-264-8783

Web: www.usamutuals.com

Dear Vice Fund Shareholder:

We write this annual letter to inform you of the USA Mutuals Vice Fund (the “Fund”) performance during the period from 4/1/23 to 3/31/24.

Fund Performance From 4/1/23 to 3/31/24

During the 12-month period that ended March 31, 2024, Investor Class was down -1.44%, Class A (without sales charge) was down -7.09%, Class C (without sales charge) was down -2.15%, and Institutional Class was down -1.17%. The Fund’s benchmark MSCI ACWI Index was up +23.81% and the S&P 500 TR Index was up +29.88%.

In the portfolio manager’s view, the Fund underperformed its benchmark due to three developments over the period: 1) The Fund invests primarily in dividend-bearing value stocks with limited exposure to growth stocks. As AI growth stocks ran higher throughout the period, the Fund did not participate in the narrow list of stocks that participated in the AI bull market; 2) Exposure to Chinese gaming stocks was a drag on the portfolio as the unwinding of China’s Zero Covid policy has taken longer than expected; and 3) The Fund’s exposure to consumer discretionary stocks was another drag due to rising inflation.

Despite this year’s underperformance, The Fund’s portfolio manager believes its ongoing investment in the potentially inelastic tobacco and alcohol industries may provide a tailwind with sticky inflation. In short, the customers of these products have historically continued to buy them independent of higher costs. However, consumers in these industries may only go so far if inflation moves much higher.

Further, the portfolio manager believes military defense companies are poised for more government contracts with the rise of geopolitical flare-ups. While these flare-ups are a horrible aspect of today’s clash of civilizations, the Fund has historically backed stocks that create a military defense that protects democracies around the world.

The Fund has a history of using, and will continue to use, derivatives as part of its risk management strategy. These derivatives are intended to offer an uncorrelated or anti-correlated return stream to the overall portfolio. It’s worth noting that most of these positions were initiated tactically on shorter time horizons, and during the period, they had almost no material impact on the overall Fund;s return.

The Fund has not deviated from its prospectus and has maintained exposures consistent with the prospectus to various vice industries. Further, the Fund does not have a policy or practice of maintaining a specified level of distributions.

Sincerely,

USA Mutual Advisors

5428-NLD-5/21/2024

www.USAMutuals.com	1-800-MUTUALS	FA.sales@USAMutuals.com

Dear All Seasons Fund Shareholder:

We write this annual shareholder letter to inform you of the USA Mutuals All Seasons Fund’s (The “Fund”) performance from 4/1/2023 to 3/31/2024.

Fund Performance From 4/1/2023 to 3/31/2024

During the 12-month period that ended March 31, 2024, the Fund was up +1.57%. The Fund’s benchmark, S&P 500, was up 29.88% during the period.

The Fund only traded derivatives in the period, so the portfolio attribution was primarily from derivatives trading. The Fund also had interest payments on its cash position paid to shareholders as a dividend distribution in December 2023. The Fund did not have a capital gains distribution in the period.

The Fund uses a risk management strategy that combines stop losses on its futures trades and long options intended to mitigate drawdowns relative to the S&P 500. This means the Fund may have notable outperformance to the S&P 500 in some years and notable relative underperformance in other years. However, the Fund’s investment objective is it seeks capital appreciation and capital preservation with lower volatility throughout market cycles - highly correlated with the Standard and Poor’s (“S&P”) 500 Index in bull markets, and less negatively correlated in bear markets. In essence, the Fund seeks opportunities for positive returns in different market cycles. The Fund achieved positive performance in the 2024 bull market. Since the portfolio manager changed at the end of 2020, the Fund has achieved its objective across the annual periods with positive performance.

The Fund has not deviated from its prospectus and has maintained exposures consistent with it. Further, the Fund does not have a policy or practice of maintaining a specified level of distributions.

Sincerely,

USA Mutual Advisors

5427-NLD-5/21/2024

www.USAMutuals.com	1-800-MUTUALS	FA.sales@USAMutuals.com

USA Mutuals Vice Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2024

The Fund’s performance figures* for the year ended March 31, 2024, as compared to its benchmarks:

				Average Annual	Average Annual	Average Annual
				Return Since	Return Since	Return Since
		Annualized	Annualized	Inception	Inception	Inception
	One Year	Five Year	Ten Year	(12/8/2011)**	(4/1/2014)**	(8/30/2002)**
USA Mutuals Vice Fund Class A	(1.43)%	2.33%	3.68%	7.28%	N/A	N/A
USA Mutuals Vice Fund Class A with load of 5.75%	(7.09)%	1.13%	3.07%	6.76%	N/A	N/A
USA Mutuals Vice Fund Class C	(2.15)%	1.57%	2.93%	6.50%	N/A	N/A
USA Mutuals Vice Fund Institutional Class	(1.17)%	2.59%	N/A	N/A	3.85%	N/A
USA Mutuals Vice Fund Investor Class	(1.44)%	2.33%	3.70%	N/A	N/A	7.60%
S&P 500 Total Return Index ***	29.88%	15.05%	12.96%	14.67%	12.88%	10.57%
MSCI All Country World Index (Gross) ****	23.81%	11.45%	9.22%	10.80%	9.16%	9.17%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.98%, 2.73%, 1.73% and 1.98% for the Fund’s Class A, Class C, Institutional Class and Investor Class shares purchases redeemed within 12 months, respectively, per the Fund’s July 31, 2023 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%. Class A shares purchases of $1 million or more redeemed within 18 months and Class C shares are subject to a 1.00% maximum contingent deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-866-264-8783.

**	Class A and Class C commenced operations on December 8, 2011. Institutional Class commenced operations on April 1, 2014. Investor Class commenced operations on August 30, 2002.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The MSCI All Country World Index (Gross) is a free float-adjusted market capitalization index designed to measure equity market performance in the global developed and emerging markets excluding holdings in the United States and is gross of any withholding taxes. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of March 31, 2024	% of Net Assets
Beverages	32.1%
Aerospace & Defense	25.7%
Leisure Facilities & Services	21.5%
Tobacco & Cannabis	9.4%
Commercial Support Services	4.5%
Leisure Products	2.6%
Gaming REITs	2.1%
Biotech & Pharma	0.1%
Other Assets in Excess of Liabilities	2.0%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

USA Mutuals All Seasons Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2024

The Fund’s performance figures* for the year ended March 31, 2024, as compared to its benchmark:

			Average Annual
		Annualized	Return Since
	One Year	Five Year	Inception**
USA Mutuals All Seasons Fund Institutional Class	1.57%	5.57%	6.10%
S&P 500 Total Return Index ***	29.88%	15.05%	13.78%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, is 3.26% for the Institutional Class, per the Fund’s July 31, 2023 prospectus. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-866-264-8783.

**	Fund commenced operations on October 13, 2017.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset as of March 31, 2024	% of Net Assets
Short-Term Investment	45.2%
Other Assets in Excess of Liabilities	54.8%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.0%
	AEROSPACE & DEFENSE - 25.7%
250,425	BAE Systems plc	$4,265,250
12,700	Northrop Grumman Corporation	6,078,982
57,958	Raytheon Technologies Corporation	5,652,644
		15,996,876
	BEVERAGES - 32.1%
55,000	Anheuser-Busch InBev S.A. - ADR	3,342,900
15,000	Carlsberg A/S - Series B	2,047,103
10,000	Constellation Brands, Inc., Class A	2,717,600
24,500	Diageo plc - ADR	3,644,130
75,000	Duckhorn Portfolio, Inc. (The)(a)	698,250
30,000	Heineken N.V.	2,891,262
30,000	Molson Coors Beverage Company, Class B	2,017,500
16,500	Pernod Ricard S.A.	2,669,013
		20,027,758
	BIOTECH & PHARMA - 0.1%
8,333	Mind Medicine MindMed, Inc.(a)	78,330

	COMMERCIAL SUPPORT SERVICES - 4.5%
200,000	GEO Group, Inc. (The)(a)	2,824,000

	GAMING REITS - 2.1%
28,322	Gaming and Leisure Properties, Inc.	1,304,795

	LEISURE FACILITIES & SERVICES - 21.5%
45,000	DraftKings, Inc., Class A(a)	2,043,450
22,500	Evolution A.B.	2,796,465
10,000	Flutter Entertainment plc - ADR(a),(b)	996,466
305,000	Galaxy Entertainment Group Ltd.	1,531,447
11,000	Las Vegas Sands Corporation	568,700
1,400,000	Melco International Development Ltd.(a)	878,252
75,000	Penn Entertainment, Inc.(a)	1,365,750
3,800	RCI Hospitality Holdings, Inc.	220,400
600,000	Sands China Ltd.(a)	1,690,322

The accompanying notes are an integral part of these financial statements.

USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	LEISURE FACILITIES & SERVICES - 21.5% (Continued)
1,474,600	Wynn Macau Ltd.(a)	$1,316,925
		13,408,177
	LEISURE PRODUCTS - 2.6%
50,000	Vista Outdoor, Inc.(a)	1,639,000

	TOBACCO & CANNABIS - 9.4%
25,000	Altria Group, Inc.	1,090,500
53,000	British American Tobacco PLC - ADR	1,616,500
380,000	Cronos Group, Inc.(a),(c)	991,800
23,500	Philip Morris International, Inc.	2,153,070
		5,851,870

	TOTAL COMMON STOCKS (Cost $48,652,656)	61,130,806

	SHORT-TERM INVESTMENTS — 2.2%
	MONEY MARKET FUNDS - 0.8%
521,630	First American Treasury Obligations Fund, Class X, 5.22%(d) (Cost $521,630)	521,630

	COLLATERAL FOR SECURITIES LOANED — 1.4%
839,700	First American Government Obligations Fund, Class X, 5.22% (d)(e) (Cost $839,700)	839,700

	TOTAL INVESTMENTS – 100.2% (Cost $50,013,986)	$62,492,136
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%	(124,746)
	NET ASSETS - 100.0%	$62,367,390

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	Valued using observable inputs and fair valued by the adviser.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $730,539 at March 31, 2024.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2024.

(e)	Security was purchased with cash received as collateral for securities on loan at March 31, 2024. The collateral had a value of $839,700 at March 31, 2024.

The accompanying notes are an integral part of these financial statements.

USA MUTUALS ALL SEASONS FUND
SCHEDULE OF INVESTMENTS
March 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 45.2%
	MONEY MARKET FUND - 45.2%
13,578,523	First American Treasury Obligations Fund, Class X, 5.22%(a) (Cost $13,578,523)	$13,578,523

	TOTAL INVESTMENTS - 45.2% (Cost $13,578,523)	$13,578,523
	OTHER ASSETS IN EXCESS OF LIABILITIES - 54.8%	16,453,829
	NET ASSETS - 100.0%	$30,032,352

(a)	Rate disclosed is the seven day effective yield as of March 31, 2024.

The accompanying notes are an integral part of these financial statements.

USA Mutuals Funds
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2024

		USA Mutuals All Seasons
	USA Mutuals Vice Fund	Fund
Assets
Investment securities:
Securities at cost	$50,013,986	$13,578,523
Securities at fair value	$62,492,136	$13,578,523
Cash	21,752	—
Cash on deposit with Broker	684,212	16,440,170
Receivable for Fund shares sold	10,719	—
Foreign reclaims receivable	58,176	—
Dividends and interest receivable	147,227	59,178
Prepaid expenses and other assets	34,716	16,028
Total Assets	63,448,938	30,093,899

Liabilities
Payable for securities lending collateral received	839,700	—
Payable for Fund shares redeemed	142,551	13,693
Investment advisory fees payable	35,207	25,293
Payable to related parties	13,799	7,430
Distribution (12b-1) fees payable	13,545	—
Trustee fees payable	1,181	509
Accrued expenses and other liabilities	35,565	14,622
Total Liabilities	1,081,548	61,547
NET ASSETS	$62,367,390	$30,032,352

Net Assets Consist of:
Paid in capital	$48,516,761	$32,943,556
Accumulated earnings (loss)	13,850,629	(2,911,204)
NET ASSETS	$62,367,390	$30,032,352

The accompanying notes are an integral part of these financial statements.

USA Mutuals Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
March 31, 2024

			USA Mutuals All Seasons
	USA Mutuals Vice Fund		Fund
Net Asset Value Per Share:
Institutional Class
Net Assets	$2,699,217		$30,032,352
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	122,189		1,116,752
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$22.09	(a)	$26.89

Investor Class
Net Assets	$52,562,388
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,446,235
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$21.49

Class A
Net Assets	$5,537,499
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	260,192
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$21.28	(a)
Maximum offering price per share (c)	$22.58

Class C
Net Assets	$1,568,286
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	77,637
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (d)	$20.20	(a)

(a)	The NAV shown differs from the traded NAV on March 28, 2024 due to financial statement rounding and/or financial statement adjustments.

(b)	Subject to a contingent deferred sales charge (“CDSC”) of 1.00% on purchases of $1 million or more redeemed within 18 months of purchase.

(c)	The maximum offering price per share is calculated as 100/94.25 of NAV.

(d)	Subject to a CDSC of 1.00% on shares redeemed within 12 months of purchase.

The accompanying notes are an integral part of these financial statements.

USA Mutuals Funds
STATEMENTS OF OPERATIONS
For The Year Ended March 31, 2024

	USA Mutuals Vice Fund	USA Mutuals All Seasons Fund
Investment Income
Dividends (Less: Foreign withholding taxes $35,727, and $0)	$1,422,003	$—
Interest	126,261	1,339,565
Securities lending, net	8,536	—
Total Investment Income	1,556,800	1,339,565

Expenses
Investment advisory fees	646,372	522,191
Distribution (12b-1) fees:
Class A	13,155	—
Class C	23,715	—
Investor Class	142,963	—
Transfer agent fees	114,269	50,379
Administrative services fees	113,248	83,998
Registration fees	71,760	20,717
Printing and postage expenses	26,732	9,071
Shareholder servicing fees	23,362	12,586
Legal Fees	23,037	18,488
Audit and tax fees	21,878	13,054
Compliance officer fees	21,009	12,432
Custodian fees	17,357	5,281
Trustees fees and expenses	15,543	15,233
Insurance expense	2,092	1,623
Other expenses - Excluded from cap	8,666	66
Other expenses	24,970	3,060
Total Expenses	1,310,128	768,179

Less: Fees waived/reimbursed by the Advisor	(175,224)	(180,045)
Net Expenses	1,134,904	588,134
Net Investment Income	421,896	751,431

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	4,245,685	681,801
Options written	—	(602,403)
Futures contracts	1,001	(239,676)
	4,246,686	(160,278)
Net change in unrealized appreciation (depreciation) of:
Investments	(6,275,572)	—
Foreign currency translations	2,894	—
	(6,272,678)	—
Net Realized and Unrealized Loss	(2,025,992)	(160,278)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(1,604,096)	$591,153

The accompanying notes are an integral part of these financial statements.

USA Mutuals Vice Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	March 31, 2024	March 31, 2023
From Operations
Net investment income	$421,896	$452,689
Net realized gain from investments, foreign currencies, options and futures contracts	4,246,686	10,474,143
Net change in unrealized appreciation (depreciation) of investments and foreign currencies	(6,272,678)	(4,646,919)
Net increase (decrease) in net assets resulting from operations	(1,604,096)	6,279,913

DISTRIBUTIONS TO SHAREHOLDERS
From distributions:
Institutional Class	(302,021)	(283,116)
Investor Class	(5,286,251)	(4,873,628)
Class A	(503,428)	(437,136)
Class C	(178,646)	(268,731)
Decrease in net assets from distributions to shareholders	(6,270,346)	(5,862,611)

Capital Transactions
Institutional Class:
Proceeds from shares sold	283,414	2,719,316
Shares issued in reinvestment of distributions	291,469	273,209
Payments for shares redeemed	(1,173,270)	(2,881,241)
Net increase (decrease) from capital transactions	(598,387)	111,284

Investor Class:
Proceeds from shares sold	791,278	1,622,278
Shares issued in reinvestment of distributions	5,048,869	4,649,821
Payments for shares redeemed	(10,703,336)	(9,428,173)
Net decrease from capital transactions	(4,863,189)	(3,156,074)

Class A:
Proceeds from shares sold	834,042	768,642
Shares issued in reinvestment of distributions	476,108	407,838
Payments for shares redeemed	(812,471)	(1,194,767)
Net increase (decrease) from capital transactions	497,679	(18,287)

The accompanying notes are an integral part of these financial statements.

USA Mutuals Vice Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	March 31, 2024	March 31, 2023
Capital Transactions (Continued)
Class C:
Proceeds from shares sold	$1,300	$87,200
Shares issued in reinvestment of distributions	162,220	241,285
Payments for shares redeemed	(1,475,955)	(1,187,939)
Net decrease from capital transactions	(1,312,435)	(859,454)

Total Decrease in Net Assets From Capital Transactions	(6,276,332)	(3,922,531)

Total Decrease in Net Assets	(14,150,774)	(3,505,229)

Net Assets
Beginning of Year	76,518,164	80,023,393
End of Year	$62,367,390	$76,518,164

SHARE ACTIVITY
Institutional Class:
Shares Sold	11,778	112,389
Shares Reinvested	14,329	11,138
Shares Redeemed	(52,847)	(119,430)
Net increase (decrease) in shares of beneficial interest outstanding	(26,740)	4,097

Investor Class:
Shares Sold	34,326	68,724
Shares Reinvested	254,994	194,228
Shares Redeemed	(488,831)	(402,971)
Net decrease in shares of beneficial interest outstanding	(199,511)	(140,019)

Class A:
Shares Sold	38,335	33,004
Shares Reinvested	24,279	17,179
Shares Redeemed	(36,423)	(51,618)
Net increase (decrease) in shares of beneficial interest outstanding	26,191	(1,435)

Class C:
Shares Sold	57	3,819
Shares Reinvested	8,693	10,672
Shares Redeemed	(70,734)	(53,461)
Net decrease in shares of beneficial interest outstanding	(61,984)	(38,970)

The accompanying notes are an integral part of these financial statements.

USA Mutuals All Seasons Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	March 31, 2024	March 31, 2023
From Operations
Net investment income (loss)	$751,431	$(9,089)
Net realized gain (loss) from investments, foreign currencies, options and futures contracts	(160,278)	1,662,238
Net change in unrealized appreciation (depreciation) of investments, foreign currencies and futures contracts	—	(38)
Net increase in net assets resulting from operations	591,153	1,653,111

DISTRIBUTIONS TO SHAREHOLDERS
From distributions:
Institutional Class	(517,980)	—
Decrease in net assets from distributions to shareholders	(517,980)	—

Capital Transactions
Institutional Class:
Proceeds from shares sold	25,620,474	11,778,472
Shares issued in reinvestment of distributions	505,067	—
Payments for shares redeemed	(13,881,083)	(3,741,537)
Net increase from capital transactions	12,244,458	8,036,935

Total Increase in Net Assets	12,317,631	9,690,046

Net Assets
Beginning of Year	$17,714,721	$8,024,675
End of Year	$30,032,352	$17,714,721

SHARE ACTIVITY
Instituional Class:
Shares Sold	972,618	467,679
Shares Reinvested	19,730	—
Shares Redeemed	(533,875)	(151,322)
Net increase in shares of beneficial interest outstanding	458,473	316,357

The accompanying notes are an integral part of these financial statements.

USA Mutuals Vice Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Institutional Class

	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	March 31, 2024		March 31, 2023		March 31, 2022		March 31, 2021	March 31, 2020
Net asset value, beginning of year	$24.82		$24.55		$32.19		$22.67	$29.60
Activity from investment operations:
Net investment income (1)	0.20		0.21		0.21		0.16	0.42
Net realized and unrealized gain (loss)	(0.69)		2.07		(3.92)		10.52	(5.83)
Total from investment operations	(0.49)		2.28		(3.71)		10.68	(5.41)
Less distributions from:
Net investment income	(0.38)		(0.20)		—		—	(0.39)
Net realized gains	(1.86)		(1.81)		(3.93)		(1.16)	(1.13)
Total distributions	(2.24)		(2.01)		(3.93)		(1.16)	(1.52)
Net asset value, end of year	$22.09		$24.82		$24.55		$32.19	$22.67
Total return (2)	(1.21)%		9.35%		(11.40)%		47.57%	(19.57	)% (7)
Net assets, at end of year (000s)	$2,699		$3,696		$3,556		$6,574	$6,457
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including extraordinary expenses (4)(5)	1.66	% (3)	1.73	% (3)	1.38	% (3)	1.41%	1.57	% (7)
Ratio of net expenses to average net assets, including extraordinary expenses (5)	1.40	% (8)	1.24%		1.24%		1.25%	1.34	% (7)
Ratio of net investment income to average net assets (5)(6)	0.88%		0.88%		0.70%		0.57%	1.40	% (7)
Portfolio Turnover Rate	14%		11%		7%		7%	32%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses total returns would have been lower. Total return represents aggregate total return based on Net Asset Value.

(3)	Interest expense was less than 0.005%.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver. Excluding interest expense, the following ratios for the years ended March 31, 2021 and March 31, 2024 as follows:

	Gross expenses	Net expenses
2021	1.40%	1.24%
2024	1.65%	1.39%

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Total returns and ratios to average net assets exclude the impact of extraordinary expenses for the year ended March 31, 2020 as follows:

			Net investment
Total return	Gross expenses	Net expenses	income
(19.46)%	1.47%	1.24%	1.50%

(8)	Effective August 1, 2023, the operating expense limitation was increased to 1.48% from 1.24%, exclusive of class specific expenses like distribution (12b-1) fees/.

The accompanying notes are an integral part of these financial statements.

USA Mutuals Vice Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Investor Class

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2024		March 31, 2023	March 31, 2022	March 31, 2021	March 31, 2020
Net asset value, beginning of year	$24.20		$23.98	$31.62	$22.33	$29.18
Activity from investment operations:
Net investment income (1)	0.14		0.15	0.14	0.10	0.34
Net realized and unrealized gain (loss)	(0.67)		2.00	(3.85)	10.35	(5.74)
Total from investment operations	(0.53)		2.15	(3.71)	10.45	(5.40)
Less distributions from:
Net investment income	(0.32)		(0.12)	—	—	(0.32)
Net realized gains	(1.86)		(1.81)	(3.93)	(1.16)	(1.13)
Total distributions	(2.18)		(1.93)	(3.93)	(1.16)	(1.45)
Net asset value, end of year	$21.49		$24.20	$23.98	$31.62	$22.33	(7)
Total return (2)	(1.44)%		9.05%	(11.61)%	47.26%	5.48%
Net assets, at end of year (000s)	$52,562		$64,024	$66,802	$89,427	$80,791
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including extraordinary expenses (3)(4)(5)	1.91%		1.98%	1.64%	1.61%	1.77	% (7)
Ratio of net expenses to average net assets, including extraordinary expenses (5)	1.65	% (8)	1.49%	1.49%	1.49%	1.59	% (7)
Ratio of net investment income to average net assets (5)(6)	0.63%		0.63%	0.47%	0.35%	1.15	% (7)
Portfolio Turnover Rate	14%		11%	7%	7%	32%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver. Excluding interest expense, the following ratios for the year ended March 31, 2024 as follows:

Gross expenses	Net expenses
1.90%	1.64%

(4)	Interest expense is not included in the waiver. Interest expense was less than 0.005%.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Total returns and ratios to average net assets exclude the impact of extraordinary expenses for the year ended March 31, 2020 as follows:

			Net investment
Total return	Gross expenses	Net expenses	income
(19.64)%	1.67%	1.49%	1.25%

(8)	Effective August 1, 2023, the operating expense limitation was increased to 1.48% from 1.24%, exclusive of class specific expenses like distribution (12b-1) fees.

The accompanying notes are an integral part of these financial statements.

USA Mutuals Vice Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class A

	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	March 31, 2024		March 31, 2023		March 31, 2022		March 31, 2021	March 31, 2020
Net asset value, beginning of year	$24.00		$23.80		$31.41		$22.20	$29.01
Activity from investment operations:
Net investment income (1)	0.14		0.15		0.13		0.09	0.34
Net realized and unrealized gain (loss)	(0.68)		1.99		(3.81)		10.28	(5.70)
Total from investment operations	(0.54)		2.14		(3.68)		10.37	(5.36)
Less distributions from:
Net investment income	(0.32)		(0.13)		—		—	(0.32)
Net realized gains	(1.86)		(1.81)		(3.93)		(1.16)	(1.13)
Total distributions	(2.18)		(1.94)		(3.93)		(1.16)	(1.45)
Net asset value, end of year	$21.28		$24.00		$23.80		$31.41	$22.20
Total return (2)	(1.48)%		9.06%		(11.60)%		47.17%	(19.76	)% (7)
Net assets, at end of year (000s)	$5,537		$5,615		$5,603		$7,355	$6,955
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including extraordinary expenses (4)(5)	1.91	% (3)	1.98	% (3)	1.64	% (3)	1.61%	1.77	% (7)
Ratio of net expenses to average net assets, including extraordinary expenses (5)	1.66	% (8)	1.49%		1.49%		1.50%	1.59	% (7)
Ratio of net investment income to average net assets (5)(6)	0.65%		0.63%		0.47%		0.34%	1.15	% (7)
Portfolio Turnover Rate	14%		11%		7%		7%	32%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses total returns would have been lower. Total return represents aggregate total return based on Net Asset Value.

(3)	Interest expense was less than 0.005%.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver. Excluding interest expense, the following ratios for the years ended March 31, 2021 and March 31, 2024 as follows:

	Gross expenses	Net expenses
2021	1.60%	1.49%
2024	1.90%	1.65%

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Total returns and ratios to average net assets exclude the impact of extraordinary expenses for the year ended March 31, 2020 as follows:

			Net investment
Total return	Gross expenses	Net expenses	income
(19.65)%	1.67%	1.49%	1.25%

(8)	Effective August 1, 2023, the operating expense limitation was increased to 1.48% from 1.24%, exclusive of class specific expenses like distribution (12b-1) fees.

The accompanying notes are an integral part of these financial statements.

USA Mutuals Vice Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class C

	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	March 31, 2024		March 31, 2023		March 31, 2022		March 31, 2021	March 31, 2020
Net asset value, beginning of year	$22.80		$22.75		$30.44		$21.70	$28.41
Activity from investment operations:
Net investment income (loss) (1)	(0.02)		(0.03)		(0.09)		(0.11)	0.12
Net realized and unrealized gain (loss)	(0.64)		1.89		(3.67)		10.01	(5.58)
Total from investment operations	(0.66)		1.86		(3.76)		9.90	(5.46)
Less distributions from:
Net investment income	(0.08)		—		—		—	(0.12)
Net realized gains	(1.86)		(1.81)		(3.93)		(1.16)	(1.13)
Total distributions	(1.94)		(1.81)		(3.93)		(1.16)	(1.25)
Net asset value, end of year	$20.20		$22.80		$22.75		$30.44	$21.70
Total return (2)	(2.19)%		8.22%		(12.26)%		46.09%	(20.35	)% (7)
Net assets, at end of year (000s)	$1,568		$3,183		$4,062		$8,097	$6,955
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including extraordinary expense (4)(5)	2.65	% (3)	2.73	% (3)	2.38	% (3)	2.36%	2.52	% (7)
Ratio of net expenses to average net assets, including extraordinary expense (5)	2.39	% (8)	2.24%		2.24%		2.25%	2.34	% (7)
Ratio of net investment income (loss) to average net assets (5)(6)	(0.11)%		(0.12)%		(0.32)%		(0.42)%	0.40	% (7)
Portfolio Turnover Rate	14%		11%		7%		7%	32%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses total returns would have been lower. Total return represents aggregate total return based on Net Asset Value.

(3)	Interest expense was less than 0.005%.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver. Excluding interest expense, the following ratios for the years ended March 31, 2021 and March 31, 2024 as follows:

	Gross expenses	Net expenses
2021	2.35%	2.24%
2024	2.64%	2.38%

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Total returns and ratios to average net assets exclude the impact of extraordinary expenses for the year ended March 31, 2020 as follows:

			Net investment
Total return	Gross expenses	Net expenses	income
(20.24)%	2.42%	2.24%	0.50%

(8)	Effective August 1, 2023, the operating expense limitation was increased to 1.48% from 1.24%, exclusive of class specific expenses like distribution (12b-1) fees.

The accompanying notes are an integral part of these financial statements.

USA Mutuals All Seasons Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year Presented

	Institutional Class

	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	March 31, 2024		March 31, 2023	March 31, 2022	March 31, 2021		March 31, 2020
Net asset value, beginning of year	$26.91		$23.47	$21.77	$19.02		$22.04
Activity from investment operations:
Net investment income (loss) (1)	0.66		(0.02)	(0.44)	(0.32)		(0.03)
Net realized and unrealized gain (loss)	(0.26)		3.46	2.14	3.07		(1.66)
Total from investment operations	0.40		3.44	1.70	2.75		(1.69)
Less distributions from:
Net investment income	(0.42)		—	—	(0.00	) (2)	(0.02)
Net realized gains	—		—	—	—		(1.31)
Total distributions	(0.42)		—	—	(0.00)		(1.33)
Net asset value, end of year	$26.89		$26.91	$23.47	$21.77		$19.02
Total return (3)	1.57%		14.66%	7.81%	14.52%		(8.80)%
Net asset value, end of year	$30,032		$17,715	$8,025	$24,777		$117,117
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (4)	2.57%		3.23%	3.45%	2.36%		2.34%
Ratio of net expenses to average net assets	1.97	% (5)	1.99%	1.99%	1.99%		1.99%
Ratio of net investment income (loss) to average net assets	2.52%		(0.08)%	(1.99)%	(1.56)%		(0.14)%
Portfolio Turnover Rate	0%		0%	0%	0%		0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Less than $0.005 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor.

(5)	Effective August 1, 2023, the operating expense limitation was decreased to 1.96% from 1.99%.

The accompanying notes are an integral part of these financial statements.

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS
March 31, 2024

1.	ORGANIZATION

The USA Mutuals Vice Fund (“Vice Fund”) and USA Mutuals All Seasons Fund (“All Seasons Fund”) (each a “Fund” or collectively the “Funds”) are diversified series of shares of beneficial interest of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Vice Fund has the investment objective to seek long-term growth of capital. The All Seasons Fund seeks to achieve capital appreciation and capital preservation with lower volatility throughout market cycles – highly correlated with the S&P 500 Index in bull markets, and less or negatively correlated in bear markets. The Vice Fund commenced operations on August 30, 2002. The All Seasons Fund commenced operations on October 13, 2017. The All Seasons Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies.

The Vice Fund offers four share classes designated as Institutional Class, Investor Class, Class A, and Class C. The All Seasons Fund offers only one share class designated as the Institutional Class. The Institutional Class of the Vice Fund commenced operations on April 1, 2014, the Investor Class commenced operations on August 30, 2002, and both the Class A and Class C shares commenced operations on December 8, 2011. The Institutional Class of the All Seasons Fund commenced operations on October 13, 2017. Each class of the Vice Fund represents an interest in the same assets of the Vice Fund and the classes are identical except for differences in their ongoing service and distribution charges. Fund level income and expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within the Vice Fund. Class specific expenses are allocated to that share class. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Vice Fund’s prospectus. A contingent deferred sales charge of 1.00% may be imposed on Class A share purchases of $1 million or more that are redeemed within 18 months of purchase. Class C shares are subject to a 1.00% contingent deferred sales charge for redemptions made within 12 months of purchase, in accordance with the Vice Fund’s prospectus. The contingent deferred sales charge for these Class C shares is based on the net asset value (“NAV”) of the shares at the time of purchase.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08.

Security Valuation – The Funds value their investments at fair value. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2024

of valuation. Exchange traded futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective NAV’s as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by a Fund will not change.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third-party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2024

the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2024 for the Funds’ assets and liabilities measured at fair value:

Vice Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$60,134,340	$996,466	$—	$61,130,806
Short-Term Investment	521,630	—	—	521,630
Collateral for Securities Loaned	839,700	—	—	839,700
Total	$61,495,670	$996,466	$—	$62,492,136

All Seasons Fund

Assets *	Level 1	Level 2	Level 3	Total
Short-Term Investment	$13,578,523	$—	$—	$13,578,523
Total	$13,578,523	$—	$—	$13,578,523

The Funds did not hold any Level 3 securities during the year.

*	Please refer to the Schedule of Investments for industry classifications.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning its underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. As of March 31, 2024, the Funds had no open short positions.

Commodity Risk – A Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Futures – The Funds are subject to currency, commodity and equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from, or pay to the brokers, a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after each Fund’s Schedule of Investments. There are no open futures contracts as of March 31, 2024.

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2024

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values affect the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

The Vice Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such non-hedging positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange Act (the “CEA”) and regulations of the Commodity Futures Trading Commission (“CFTC”)), do not exceed 5% of the liquidation value of the Fund, or if the aggregate net notional value of the Fund’s commodity positions does not exceed 100% of the liquidation value of the Fund.

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

When a Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Call options are purchased to hedge against an increase in the value of securities held in a Fund’s portfolio. If such an increase occurs, the call options will permit the Fund to purchase the securities underlying such options at the exercise price, not at the current market price. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Impact of Derivatives on the Statements of Operations – The following is a summary of the location of derivative investments of each Fund in the Statements of Operations for the year ended March 31, 2024.

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2024

Equity Contracts	Net realized gain (loss) from: Investments, options written, and futures contracts

Net change in unrealized appreciation (depreciation) of: Investments

The following is a summary of each Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the year ended March 31, 2024:

Realized gain (loss) on derivatives recognized in the Statements of Operations
	Equity	For the period ended
Derivative Investment type	Contracts	March 31, 2024
Vice Fund
Purchased Options - Investments	$(214,582)	$(214,582)
Futures Contracts	1,001	1,001

All Seasons Fund
Purchased Options - Investments	$681,801	$681,801
Options Written	(602,403)	(602,403)
Futures Contracts	(239,676)	(239,676)

The average quarterly notional value of the derivative instruments for the year ended March 31, 2024 is disclosed below:

	Purchased	Futures
	Options	Contracts
Vice Fund	$4,312,500	$—
All Seasons Fund	—	—

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities; sales and maturities of short term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period-end, resulting from changes in the exchange rate. The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in foreign jurisdictions in which the Funds invest.

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2024

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income and expenses are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. The Funds must use estimates in reporting the current calendar year character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared annually by each Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

Federal Income Tax – It is the Funds’ policy to qualify as regulated investment companies by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended March 31, 2021 to March 31, 2023 or expected to be taken in the Funds’ March 31, 2024 tax returns. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2024

arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended March 31, 2024 cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sale Proceeds
	(excluding U.S.	(excluding U.S.
	Government	Government
Fund	Securities)	Securities)
Vice Fund	$9,092,835	$15,482,488
All Seasons Fund	—	—

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

USA Mutuals Advisors, Inc. serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Advisor, under the oversight of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% and 1.75% for the Vice Fund and All Seasons Fund, respectively, of each Fund’s average daily net assets. For the year ended March 31, 2024, the Funds incurred advisory fees of $646,372, for the Vice Fund and $522,191 for the All Seasons Fund.

Effective August 1, 2023 the Advisor has contractually agreed to reduce its fees and/or absorb expenses of each Fund until July 31, 2024 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, shareholder servicing plan fees, taxes, borrowing cost such as interest and dividends on short positions, brokerage fees and commissions, acquired fund fees and expenses, taxes, extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) and class specific expenses like distribution (12b-1) fees) will not exceed 1.48% of the average daily net assets of each share class of the Vice Fund and 1.96% of the average daily net assets of the All Seasons Fund. Prior to August 1, 2023 total annual fund operating expenses after fee waiver and/or reimbursement were 1.24% of the average daily net assets of each share class of the Vice Fund and 1.99% of the average daily net assets of the All Seasons Fund. During the year ended March 31, 2024, the Advisor waived fees of $175,224 and $180,045 for the Vice Fund and All Seasons Fund, respectively, which are subject to recapture by the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years (within the three years after the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the expense limitation in place at the time of wavier and the expense limitation in place at the time of recapture. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Adviser. As of March 31, 2024, the Advisor has waived fees that can be recouped up to three years from the date incurred as summarized below:

	March 31,
	2025	2026	2027	Total
Vice Fund	$157,169	$368,097	$175,224	$700,490
All Seasons Fund	191,390	137,310	180,045	508,745

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2024

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, Class A and Investor Class shares may pay up to 0.25% and Class C may pay up to 1.00% of their average daily net assets for certain distribution activities and shareholder services. No distribution fees are paid on the Institutional Class Shares. For the year ended March 31, 2024, the distribution fees incurred under the Plans amounted to $13,155, $23,715 and $142,963 for Class A, Class C, and Investor Class shares, respectively, for the Vice Fund.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended March 31, 2024 the Distributor received $2,698 for the Vice Fund in underwriting commissions for sales of Class A and Class C shares. For the Vice Fund, $419 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities, including futures contracts, owned by the Funds for federal income tax purposes and the respective gross unrealized appreciation and depreciation at March 31, 2024 was as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Vice Fund	$50,072,770	$20,081,797	$(7,662,431)	$12,419,366
All Seasons Fund	13,578,523	—	—	—

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2024

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended March 31, 2024 and March 31, 2023 was as follows:

For the period ended March 31, 2024:
	Ordinary	Long-Term	Return	Tax Exempt
Fund	Income	Capital Gains	of Capital	Income	Total
Vice Fund	$519,222	$5,751,124	$—	$—	$6,270,346
All Seasons Fund	517,980	—	—	—	517,980

For the period ended March 31, 2023:
	Ordinary	Long-Term	Return	Tax Exempt
Fund	Income	Capital Gains	of Capital	Income	Total
Vice Fund	$369,046	$5,493,565	$—	$—	$5,862,611
All Seasons Fund	—	—	—	—	—

As of March 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Vice Fund	$—	$1,433,134	$—	$—	$—	$12,417,495	$13,850,629
All Seasons Fund	233,451	—	—	(3,144,655)	—	—	$(2,911,204)

The difference between book basis and tax basis unrealized appreciation/(depreciation), undistributed net investment income/(loss) and accumulated net realized gains/(losses) from investments is primarily attributable to the tax deferral of losses on wash sales. The unrealized appreciation in the table above includes unrealized foreign currency losses of $(1,871) for the Vice Fund.

At March 31, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized, as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total	CLCF Utilized
Vice Fund	—	—	—	—
All Seasons Fund	1,222,004	1,922,651	3,144,655	—

During the fiscal year ended March 31, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization credits, resulted in reclassifications for the Funds for the fiscal year ended March 31, 2024, as follows:

	Paid In	Accumulated
Fund	Capital	Earnings (Losses)
Vice Fund	$521,990	$(521,990)
All Seasons Fund	—	—

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2024

7.	LINE OF CREDIT

The Vice Fund has entered into a secured line of credit (“LOC”) agreement with U.S. Bank National Association (“U.S. Bank), and may borrow up to the lesser of $5,000,000, 20% of the net assets of the Fund or 33.33% of the gross market value of the assets of the unencumbered assets of the Fund to meet repurchase requests. The Vice Fund is required to maintain asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed. The LOC permits the Fund to borrow at a rate, per annum, equal to the Prime Rate. During the year ended March 31, 2024, the Vice Fund accessed the LOC on 27 days and had an average outstanding borrowing of $493,259, based solely on the days the LOC was accessed. The maximum balance outstanding during the year was $942,000. As of March 31, 2024, the Vice Fund did not have any outstanding borrowings.

8.	SECURITIES LENDING

The Vice Fund has entered a Securities Lending Agreement with U.S. Bank. The Fund can lend securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the Fund. A portion of the income generated by the investment in the Fund’s collateral, net of any rebates paid by the bank to the borrowers is remitted to US Bank as lending agent and the remainder is paid to the Fund.

Securities lending income is disclosed in the Vice Fund’s Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering securities and possible loss of income or value if the borrower fails to return them. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

The following table breaks out the Fund’s securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of March 31, 2024:

			Between
	Overnight and		30&90
Securities Lending Transactions	Continuous	< 30 days	Days	> 90 days	Total
First American Government Obligations Fund - Class X	$839,700	$—	$—	$—	$839,700
Total Borrowings	$839,700	$—	$—	$—	$839,700

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2024

At March 31, 2024, the Vice Fund had loaned securities and received cash collateral for the loan. This cash was invested in the First American Government Obligations Fund – Class X (“Money Market Fund”) as shown in the Schedule of Investments. The Fund receives compensation relating to the lending of the Fund’s securities as reflected in the Statements of Operations. The fair value of the securities loaned for the Fund totaled $730,539 at March 31, 2024. The securities loaned are noted in the Schedule of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $839,700 for the Fund at March 31, 2024. This amount is offset by a liability recorded as “Payable for securities lending collateral received” as shown on the Statements of Assets and Liabilities.

9.	CONCENTRATION

As of March 31, 2024, the Vice Fund had 25.7% and 32.1% of the value of net assets invested in common stocks within the Aerospace & Defense and Beverages industries, respectively.

Exposure to country, region, industry or sector — Subject to each Fund’s investment limitations, a Fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the Fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a Fund without such levels of exposure. For example, if a Fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the Fund than on a Fund that is more geographically diversified.

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The All Seasons Fund currently seeks to achieve its investment objective by investing a significant portion of its assets in the First American Treasury Obligations Fund, Class X, a registered open-end investment company (“First American”). The Fund may redeem its investment from First American at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of First American. The annual reports of First American, along with the report of the independent registered public accounting firm is included in First American’s N-CSR available at “www.sec.gov” or on the website “www.FirstAmericanFunds.com”. As of March 31, 2024, the percentage of the Fund’s net assets invested in First American was 45.2%.

11.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of March 31, 2024, LPL Financial held approximately 26.9% of the voting securities of the All Seasons Fund’s shares.

USA Mutuals Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2024

12.	REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

13.	SUBSEQUENT EVENTS

Subsequent events occurring after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

of Northern Lights Fund Trust IV and
Shareholders of USA Mutuals Vice Fund and USA Mutuals All Seasons Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of USA Mutuals Vice Fund and USA Mutuals All Seasons Fund (the “Funds”), each a series of Northern Lights Fund Trust IV (the “Trust”), including the schedule of investments, as of March 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of March 31, 2024, the results of their operations for the year then ended, the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for each of the three years in the period ended March 31, 2022, were audited by other auditors, whose report dated May 27, 2022 expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2023.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 30, 2024

USA Mutuals Funds
EXPENSE EXAMPLES (Unaudited)
March 31, 2024

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (10/1/23) and held for the entire period through 3/31/24.

Actual Expenses

The “Actual” columns of the table below provide information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns of the table below provide information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	10/01/23	3/31/24	Period *	3/31/24	Period *
USA Mutuals Vice Fund - Institutional Class	1.48%	$1,000.00	$1,089.70	$7.73	$1,017.60	$7.47
USA Mutuals Vice Fund - Investor Class	1.73%	1,000.00	1,088.10	9.03	1,016.35	8.72
USA Mutuals Vice Fund - Class A	1.73%	1,000.00	1,088.10	9.03	1,016.35	8.72
USA Mutuals Vice Fund - Class C	2.48%	1,000.00	1,084.10	12.92	1,012.60	12.48
USA Mutuals All Seasons Fund - Institutional Class	1.96%	1,000.00	1,064.30	10.12	1,015.20	9.87

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

USA Mutuals Funds
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2024

The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees***

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Breslin Year of Birth: 1953	Independent Trustee and Chairman of the Board since 2015	President and Consultant, Adviser Counsel, Inc. (formerly J.E. Breslin & Co.) (management consulting firm to investment advisers), (since 2009); Senior Counsel, White Oak Global Advisors, LLC. (since 2016).	2	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Kinetics Mutual Funds, Inc. (since 2000); Trustee, Kinetics Portfolios Trust (since 2000); Trustee, Forethought Variable Insurance Trust (since 2013)
Thomas Sarkany Year of Birth: 1946	Independent Trustee since 2015	Founder and President, TTS Associates Inc. (since December 2022); and Founder and President, TTS Consultants, LLC (financial services) (since 2010).	2	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Arrow Investments Trust (since 2014), Arrow ETF Trust (since 2012), Trustee, Northern Lights Fund Trust II (since 2011); Director, Aquila Distributors (since 1981)
Charles Ranson Year of Birth: 1947	Independent Trustee since 2015	Principal, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures) (since 2003).	2	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Advisors Preferred Trust (since November 2012)

3/31/24 – NLFT IV_v1

USA Mutuals Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2024

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Wendy Wang*** 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1970	President since 2015	Senior Vice President, Director of Tax and Compliance Administration, Ultimus Fund Solutions, LLC (since 2012).	N/A	N/A
Sam Singh 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1976	Treasurer since 2015	Vice President, Ultimus Fund Solutions, LLC (since 2015).	N/A	N/A
Jennifer Farrell 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	Secretary since 2017	Associate Director (since 2022) and Manager (2018-2022), Legal Administration), Ultimus Fund Solutions, LLC; Senior Paralegal, Gemini Fund Services, LLC (since 2015).	N/A	N/A
James Ash Year of Birth: 1976	Chief Compliance Officer since 2019	Senior Vice President, Head of Compliance (since 2023 ); Senior Compliance Officer, Northern Lights Compliance, LLC (2019 - 2023); Senior Vice President, National Sales Gemini Fund Services, LLC (2017-2019).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of March 31, 2024, the Trust was comprised of 40 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

***	Ms. Wang served as an interested Trustee from April 24, 2023 to January 25, 2024. She was an interested Trustee because she was also an officer of the Trust.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-264-8783.

3/31/24 – NLFT IV_v1

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-866-264-8783 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-264-8783.

Adviser
USA Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street, Suite 900
Dallas, TX 75201

Administrator
Ultimus Fund Services, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

USAMutuals-AR24

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Breslin is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2024 - $30,000

2023 - $29,500

(b)	Audit-Related Fees

2024– None

2023 – None

(c)	Tax Fees

2024 – $6,150

2023 – $6,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2024 - None

2023 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2024     2023

Audit-Related Fees:       0.00%   0.00%

Tax Fees:                      0.00%   0.00%

All Other Fees:              0.00%   0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2024 - $0

2023 - $0

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)            Not applicable

(j)            Not applicable

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(a)(4) change in registrant’s independent public accountant is filed herewith

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 6/6/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 6/6/24

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 6/6/24